Annual Total Returns [BarChart] - First Trust Japan AlphaDEX Fund - First Trust Japan AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	(4.60%)
2013	30.66%
2014	(1.22%)
2015	5.73%
2016	2.91%
2017	26.70%
2018	(17.66%)
2019	8.27%
2020	1.71%